THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

The Malaysia Fund, Inc.

SEPTEMBER 30, 2001

THE MALAYSIA FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

DIRECTORS AND OFFICERS
Barton M. Biggs                              William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS           DIRECTOR

Ronald E. Robison                            Michael Nugent
PRESIDENT AND DIRECTOR                       DIRECTOR

John D. Barrett II                           Fergus Reid
DIRECTOR                                     DIRECTOR

Thomas P. Gerrity                            Stefanie V. Chang
DIRECTOR                                     VICE PRESIDENT

Gerard E. Jones                              Lorraine Truten
DIRECTOR                                     VICE PRESIDENT

Joseph J. Kearns                             Joseph P. Stadler
DIRECTOR                                     VICE PRESIDENT AND TREASURER

Vincent R. McLean                            Mary E. Mullin
DIRECTOR                                     SECRETARY

C. Oscar Morong, Jr.                         Belinda A. Brady
DIRECTOR                                     ASSISTANT TREASURER

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

MALAYSIAN INVESTMENT ADVISER
Arab-Malaysian Consultant Sdn Bhd
21st-29th Floors, Bangurian Arab-Malaysian
Jalan Raja Chulan, 5200
Kuala Lumpur, Malaysia

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                                         THE MALAYSIA FUND, INC.
                                                         OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, The Malaysia Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -6.34% compared to -22.99% for the Kuala Lumpur Stock Exchange Composite Index expressed in U.S. dollars (the "Index"). For the period from the Fund's commencement of operations on May 4, 1987 through September 30, 2001 the Fund's cumulative total return, based on net asset value per share, was -22.63% compared to -12.74% for the Index. On September 30, 2001 the closing price of the Fund's shares on the New York Stock Exchange was $3.44, representing a 22.3% discount to the Fund's net asset value per share.

MARKET REVIEW
The Malaysian market was one of the better performing Asian markets during the third quarter of 2001. A combination of improvements in market fundamentals and technical reasons led to the good performance. The resignation of Tun Daim as the country's finance minister brought cheers to the market on expectations that corporate governance should start to improve for listed companies. A series of corporate restructuring announcements further aided the buying momentum. Finally, the low ownership of Malaysian shares by both foreign investors and local retailers fueled the uptrend into a rally. However, the rise came to a halt post September 11 although the market was more resilient than its regional peers.

The Malaysian economy expanded by 0.5% during the second quarter. While the official numbers are not yet available, most private sector economists estimated that on a seasonally-adjusted basis, the economy actually shrunk by about 1-1.5% during the third quarter. Higher government spending to pump-prime the economy helped to cushion the slowdown on exports. Expansionary fiscal measures from the government are likely to continue and they will be announced during the upcoming budget. On the interest rate front, the central bank cut the intervention rate by 50 basis points and allowed the banks to simultaneously reduce deposit rates by 25 basis points.

On the corporate front, the headline news for the third quarter was the government's privatization of the debt-ridden subsidiary of one of the largest conglomerates in Malaysia. While shareholders of the subsidiary were disappointed over the offer price, the market as a whole saw the news as a major positive step towards real restructuring in corporate Malaysia and a final cleaning up of bad loans within the banking system. Another positive development was the government's more open policy of allowing foreign entities to take a higher stake in several previously protected industries.

Corporate earnings announced during the third quarter were mixed with the banks coming mostly below expectations due to higher provisions on the back of the pickup in the pace of corporate debt restructuring in Malaysia.

MARKET OUTLOOK
The string of positive steps taken by the Malaysian authorities designed to increase corporate governance and prevent further abuses to minority interests, have lowered the risk premium to the market significantly. Several corporates with strong cash flows and/or good assets, which were previously shunned by investors due to poor corporate governance, are beginning to look attractive. Several such firms saw changes to management or regulations to prevent further abuses. We are encouraged by recent efforts in the direction of corporate governance and fiscal stimulus and the beginning to be more positive on the market.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR
October 2001

----------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR ITS DIRECTORS TO 72 FROM 73.

                                                  THE MALAYSIA FUND, INC.
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                                  TOTAL RETURN (%)
                                                     -----------------------------------------------------------------------------
                                                        MARKET VALUE(1)           NET ASSET VALUE(2)              INDEX(3)
                                                     -----------------------------------------------------------------------------
                                                                   AVERAGE                    AVERAGE                     AVERAGE
                                                     CUMULATIVE     ANNUAL        CUMULATIVE   ANNUAL      CUMULATIVE      ANNUAL
                                                     ----------    -------        ----------  -------      ----------     -------
Year to Date                                            -8.27%           --         -6.34%          --       -22.99%            --
One Year                                               -16.61        -16.61%       -13.48       -13.48%      -26.65         -26.65%
Five Year                                              -78.07        -26.18        -74.27       -23.77       -69.59         -21.19
Ten Year                                               -48.09         -6.35        -35.52        -4.29       -27.84          -3.21
Since Inception*                                        39.92         -3.47        -22.63        -1.76       -12.74          -0.94

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                YEAR ENDED DECEMBER 31,                            NINE MONTHS
                             ---------------------------------------------------------------------------              ENDED
                                                                                                                    SEPTEMBER
                                 1991      1992*     1993    1994    1995    1996    1997   1998    1999    2000     30, 2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share      $ 13.55     $16.28   $27.32    18.57 $18.58  $19.29  $ 5.04  $ 3.02  $5.62    $4.73     $4.43
------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share         $ 11.75     $16.25   $28.00  $ 17.38 $17.00  $17.50  $ 6.56  $ 4.00  $7.06    $3.75     $3.44
------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)               -13.3%      -0.2%     2.5%    -6.4%  -8.5%   -9.3%   30.2%   32.5%  25.6%   -20.7%    -22.3%
------------------------------------------------------------------------------------------------------------------------------
Income Dividends               $  0.07         --   $ 0.16  $  0.02#    --      --      --  $ 0.03     --    $0.11        --
------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions         --         --   $ 1.13     3.59  $0.84  $ 2.82  $ 0.51      --     --       --        --
------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)              9.80%     20.15%   98.28%+ -18.87   4.33%  19.93% -72.89% -39.70% 86.09%  -14.04%    -6.34%
------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)             9.13%     20.19%   92.60%  -19.66%  3.05%  25.12% -68.71% -29.61% 98.04%  -16.33%   -22.99%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Kuala Lumpur Stock Exchange (KLSE) Composite Index (the "Index") is a broad based capitalization weighted index of 100 stocks listed on the exchange. The Fund's return based on net asset value per share and the Index's return, expressed in U.S. dollars, for 1998 were adjusted in reaction to the imposition of capital controls by the Malaysian government during September 1998. During February 1999, the adjustment was removed to reflect the relaxation of these capital controls.
*   The Fund commenced operations on May 4, 1987.
+ This return does not include the effect of the rights issued in connection with the Fund's 1993 rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

Equity Securities                                       96.1%
Short-Term Investments                                   3.9

[CHART]

INDUSTRIES

Banks                                                   19.3%
Electric Utilities                                       9.8
Food Products                                            9.2
Diversified Telecommunication Services                   8.1
Tobacco                                                  7.0
Diversified Financials                                   5.2
Hotels Restaurants & Leisure                             4.7
Semiconductor Equipment & Products                       4.6
Marine                                                   4.6
Wireless Telecommunications Services                     3.6
Other                                                   23.9

TEN LARGEST HOLDINGS

                                                  PERCENT OF
                                                  NET ASSETS
------------------------------------------------------------
1.     Malayan Banking Bhd                           8.9%
2.     Telekom Malaysia Bhd                          8.1
3.     British American Tobacco (Malaysia) Bhd       7.0
4.     Tenaga Nasional Bhd                           6.1
5.     Public Finance Bhd (Foreign)                  5.2
6.     Nestle (Malaysia) Bhd                         5.0
7.     Public Bank Bhd                               4.7
8.     Malaysian International Shipping Bhd          4.6
9.     IOI Corp. Bhd                                 4.1
10.    Digi.com Bhd                                  3.6
                                                    ----
                                                    57.3%
                                                    ====

                                                  THE MALAYSIA FUND, INC.
                                                  STATEMENT OF NET ASSETS
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          VALUE
                                          SHARES          (000)
--------------------------------------------------------------------------------
MALAYSIAN COMMON STOCKS (96.2%)
(Unless otherwise noted)
================================================================================
AUTO COMPONENTS (0.5%)
  AIC Corp. Bhd                              93,000       $   90
  APM Automotive Holdings Bhd               297,550          131
--------------------------------------------------------------------------------
                                                             221
================================================================================
AUTOMOBILES (2.9%)
  Tan Chong Motor Holdings Bhd            3,686,000        1,242
--------------------------------------------------------------------------------
BANKS (19.3%)
  Commerce Asset Holding Bhd                771,000        1,430
  Malayan Banking Bhd                     1,417,000        3,841
  Public Bank Bhd                         3,433,300        2,015
  RHB Capital Bhd                         2,054,000        1,054
--------------------------------------------------------------------------------
                                                           8,340
================================================================================
BEVERAGES (2.8%)
  Carlsberg Brewery (Malaysia) Bhd          415,000        1,070
  Guinness Anchor Bhd                       181,000          156
--------------------------------------------------------------------------------
                                                           1,226
================================================================================
CONSTRUCTION & ENGINEERING (3.2%)
  Gamuda Bhd                                601,000          664
  Road Builder (M) Hldgs BHD                607,000          719
--------------------------------------------------------------------------------
                                                           1,383
================================================================================
DIVERSIFIED FINANCIALS (5.2%)
  Public Finance Bhd                      2,306,000        2,245
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES (8.1%)
  Telekom Malaysia Bhd                    1,444,000        3,496
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (9.8%)
  Malakoff Bhd                              329,000          779
  Tenaga Nasional Bhd                     1,024,000        2,654
  YTL Power International Bhd             1,274,200          795
--------------------------------------------------------------------------------
                                                           4,228
================================================================================
FOOD PRODUCTS (9.2%)
  IOI Corp. Bhd                           1,977,000        1,779
  Nestle (Malaysia) Bhd                     421,000        2,183
--------------------------------------------------------------------------------
                                                           3,962
================================================================================
GAS UTILITIES (2.8%)
  Petronas Gas Bhd                          783,000        1,195
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (4.7%)
  Genting Bhd                               425,200        1,035
  Tanjong plc                               435,000          996
--------------------------------------------------------------------------------
                                                           2,031
================================================================================
INDUSTRIAL CONGLOMERATES (0.5%)
  Malaysian Resources Corp. Bhd             693,000          204
--------------------------------------------------------------------------------
INSURANCE (1.0%)
  MAA Holdings Bhd                          413,000          435
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES (2.2%)
  Computer Systems Advisers Bhd           1,113,600          967
--------------------------------------------------------------------------------
MARINE (4.6%)
  Malaysian International Shipping Bhd      736,000        1,298
  Malaysian International Shipping
    Bhd (Foreign)                           373,000          667
--------------------------------------------------------------------------------
                                                           1,965
================================================================================
MEDIA (1.0%)
  Star Publications (Malaysia) Bhd          358,000          443
--------------------------------------------------------------------------------
REAL ESTATE (0.9%)
  Selangor Properties Bhd                 1,105,000          404
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.6%)
  Malaysian Pacific Industries Bhd          485,000        1,340
  Unisem (Malaysia) Bhd                     369,000          665
--------------------------------------------------------------------------------
                                                           2,005
================================================================================
SPECIALTY RETAIL (2.3%)
  Courts Mammoth Bhd                      1,169,000          985
--------------------------------------------------------------------------------
TOBACCO (7.0%)
  British American Tobacco
    (Malaysia) Bhd                          329,000        3,009
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (3.6%)
  Digi.com Bhd                            1,205,000        1,541
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $39,689)                                          41,527
================================================================================

                                               FACE
                                             AMOUNT
                                              (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%)
================================================================================
(0.9%)
  J.P. Morgan Chase Securities Inc.,
    2.50%, dated 9/28/01, due 10/1/01
  (Cost $386)                             $     386(a)       386

                                        5

                                               FACE
                                             AMOUNT        VALUE
                                              (000)        (000)
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (3.1%)
================================================================================
  Malaysian Ringgit                    MYR
  (Cost $1,314)                          $    4,993      $ 1,314
================================================================================
TOTAL INVESTMENTS (100.2%)
  (Cost $41,389)                                          43,227
================================================================================

                                             AMOUNT
                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
================================================================================
  Other Assets                                  211
  Liabilities                                  (276)         (65)
================================================================================
NET ASSETS (100%)
  Applicable to 9,738,015 issued and outstanding $
    0.01 par value shares (100,000,000 shares
    authorized)                                         $ 43,162
================================================================================
NET ASSET VALUE PER SHARE                               $   4.43
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

================================================================================
SEPTEMBER 30, 2001 EXCHANGE RATES:
--------------------------------------------------------------------------------
MYR Malaysian Ringgit                     3.800 =  $1.00
--------------------------------------------------------------------------------

                                        6